[Janus Letterhead]
March 23, 2012
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)
1933 Act File No. 002-34393
1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 174 and Amendment No. 157 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment is being filed primarily to establish a new share class, Class N Shares, for certain existing series of the Registrant.
The following Red Herring prospectuses and statements of additional information (“SAIs”) are included in this filing:

Series	Class

Fixed Income Funds
Janus Flexible Bond Fund	Class N Shares
Janus Global Bond Fund	Class N Shares
Janus High-Yield Fund	Class N Shares
Janus Short-Term Bond Fund	Class N Shares
Value Funds
Perkins Large Cap Value Fund	Class N Shares
Perkins Mid Cap Value Fund	Class N Shares
Perkins Select Value Fund	Class N Shares
Perkins Small Cap Value Fund	Class N Shares
Perkins Value Plus Income Fund	Class N Shares
Global & International Funds
Janus Emerging Markets Fund	Class N Shares
Janus Global Research Fund	Class N Shares
Janus Global Select Fund	Class N Shares
Janus International Equity Fund	Class N Shares
Janus Overseas Fund	Class N Shares
Janus Worldwide Fund	Class N Shares

Series	Class

Growth & Core Funds
Janus Balanced Fund	Class N Shares
Janus Contrarian Fund	Class N Shares
Janus Enterprise Fund	Class N Shares
Janus Forty Fund	Class N Shares
Janus Fund	Class N Shares
Janus Growth and Income Fund	Class N Shares
Janus Research Fund	Class N Shares
Janus Triton Fund	Class N Shares
Janus Venture Fund	Class N Shares
Value Fund
Perkins Global Value Fund	Class N Shares
The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual Red Herring prospectuses and SAIs comprising the Amendment as follows:
•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated October 28, 2011, December 15, 2011, and January 27, 2012, as applicable.
As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on May 31, 2012.
Please call me at (303) 336-4132 with any comments, questions, or if you would like any additional information regarding this filing.
Respectfully,
/s/ Christine Malles
Christine Malles
Legal Counsel
Enclosures (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz-Lofton, Esq.
Larry Greene, Esq.
Donna Brungardt